Reportable Segments and Geographic Information (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2014 USD ($) item	Sep. 30, 2013 USD ($)	Sep. 30, 2012 USD ($)
Summarized financial information concerning the Company's reportable segments
Number of reportable segments | item									2
Revenue	$ 2,562,500	$ 1,968,200	$ 1,872,200	$ 1,953,900	$ 2,079,100	$ 2,067,500	$ 1,989,600	$ 2,017,300	$ 8,356,783	$ 8,153,495	$ 8,218,180
Cost of revenue.	2,433,400	1,859,700	1,784,800	1,875,700	1,938,900	1,935,700	1,889,700	1,939,200	7,953,607	7,703,507	7,796,321
Gross profit	129,100	108,500	87,400	78,200	140,200	131,800	99,900	78,100	403,176	449,988	421,859
Equity in (losses) earnings of joint ventures	8,400	6,000	7,400	36,100	6,400	4,100	7,900	5,900	57,924	24,319	48,650
General and administrative expenses	(15,500)	(15,100)	(26,400)	(23,900)	(23,900)	(24,000)	(27,300)	(22,100)	(80,908)	(97,318)	(80,903)
Acquisition and integration expenses	(19,500)	(7,800)							(27,310)
Goodwill impairment											(336,000)
Operating income	102,500	$ 91,600	$ 68,400	$ 90,400	122,700	$ 111,900	$ 80,500	$ 61,900	$ 352,882	$ 376,989	$ 53,606
Gross profit as a % of revenue									4.80%	5.50%	5.10%
Total Assets	6,123,377				5,665,623				$ 6,123,377	$ 5,665,623
Corporate
Summarized financial information concerning the Company's reportable segments
General and administrative expenses									(80,900)	(97,300)	$ (80,900)
Acquisition and integration expenses									(27,300)
Operating income									(108,200)	(97,300)	(80,900)
Total Assets	365,000				240,100				365,000	240,100
Parent
Summarized financial information concerning the Company's reportable segments
General and administrative expenses									(80,900)	(97,300)	(80,900)
Acquisition and integration expenses									(27,300)
Operating income									238,500	237,000	(38,500)
Total Assets	3,565,500				3,602,000				3,565,500	3,602,000
Design and Consulting Services
Summarized financial information concerning the Company's reportable segments
Revenue									5,443,100	5,556,100	5,773,600
Cost of revenue.									5,112,800	5,174,400	5,374,800
Gross profit									330,300	381,700	398,800
Equity in (losses) earnings of joint ventures									35,500	8,300	10,900
Goodwill impairment											(155,000)
Operating income									$ 365,800	$ 390,000	$ 254,700
Gross profit as a % of revenue									6.10%	6.90%	6.90%
Total Assets	4,064,500				1,945,900				$ 4,064,500	$ 1,945,900
Construction Services
Summarized financial information concerning the Company's reportable segments
Revenue									2,004,300	1,552,100	$ 1,391,600
Cost of revenue.									1,975,000	1,527,900	1,370,200
Gross profit									29,300	24,200	21,400
Equity in (losses) earnings of joint ventures									6,000	4,000	5,800
Operating income									$ 35,300	$ 28,200	$ 27,200
Gross profit as a % of revenue									1.50%	1.60%	1.50%
Total Assets	1,256,400				1,183,400				$ 1,256,400	$ 1,183,400
Management Services
Summarized financial information concerning the Company's reportable segments
Revenue									909,400	1,045,300	$ 1,053,000
Cost of revenue.									865,800	1,001,200	1,051,300
Gross profit									43,600	44,100	1,700
Equity in (losses) earnings of joint ventures									16,400	12,000	31,900
Goodwill impairment											(181,000)
Operating income									$ 60,000	$ 56,100	$ (147,400)
Gross profit as a % of revenue									4.80%	4.20%	0.20%
Total Assets	$ 437,500				$ 2,296,200				$ 437,500	$ 2,296,200